Segment reporting (Details) € in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 EUR (€)	Sep. 30, 2019 EUR (€)	Sep. 30, 2020 EUR (€) segment	Sep. 30, 2019 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Segment reporting
Number of reportable segments | segment			2
Revenues	€ 4,908	€ 4,436	€ 12,708	€ 15,051
Cost of sales	(3,301)	(3,571)	(8,931)	(10,747)
Gross profit	€ 1,607	€ 865	€ 3,777	€ 4,304
Gross profit margin (as a percent)	32.70%	19.50%	29.70%	28.60%
Operating Expense	€ (4,254)	€ (5,142)	€ (13,567)	€ (15,011)
Other operating expenses	(590)	(36)	(1,958)	(422)
Other operating income	223	787	1,258	1,468
Operating loss	(3,014)	(3,526)	(10,490)	(9,661)
Finance expense	(1,005)	(325)	(1,692)	(934)
Finance income	77	184	573	447
Financial result	(928)	(141)	(1,119)	(487)
Loss before income tax	(3,942)	(3,667)	(11,609)	(10,148)
Income tax expense	(93)	(68)	(150)	(123)
Net loss	(4,035)	(3,735)	(11,759)	(10,271)	€ (13,978)	€ (8,747)	€ (8,581)
Systems
Segment reporting
Revenues	2,686	1,636	5,862	6,180
Cost of sales	(1,626)	(1,279)	(3,822)	(4,463)
Gross profit	€ 1,060	€ 357	€ 2,040	€ 1,717
Gross profit margin (as a percent)	39.50%	21.80%	34.80%	27.80%
Services
Segment reporting
Revenues	€ 2,222	€ 2,800	€ 6,846	€ 8,871
Cost of sales	(1,675)	(2,292)	(5,109)	(6,284)
Gross profit	€ 547	€ 508	€ 1,737	€ 2,587
Gross profit margin (as a percent)	24.60%	18.10%	25.40%	29.20%
Operating segments
Segment reporting
Revenues	€ 4,908	€ 4,436	€ 12,708	€ 15,051
Operating segments | Systems
Segment reporting
Revenues	2,836	1,966	6,437	6,777
Operating segments | Services
Segment reporting
Revenues	2,222	2,800	6,846	8,871
Intra-segment
Segment reporting
Revenues	(150)	(330)	(575)	(597)
Intra-segment | Systems
Segment reporting
Revenues	€ (150)	€ (330)	€ (575)	€ (597)